October 8, 2003



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:	Managers AMG Funds
	File Nos. 333-84639; 811-9521
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Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the "Trust") hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (SEC 1933 Act File No. 333-84639) (the "Amendment"), constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2)	the text of the Amendment was filed electronically with the
Securities and Exchange Commission on October 1, 2003, with an effective date of October 1, 2003.


Very truly yours,

Managers AMG Funds

By:	/s/ Donald S. Rumery
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	Donald S. Rumery
	Treasurer